Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Net Debt
The following table reconciles net debt to amounts disclosed in the primary financial statements.

	December 31, 2023	December 31, 2022
Credit Facilities	$848,749	$383,031
Unamortized debt issuance costs - Credit Facilities (note 8)	15,987	2,363
Long-term notes	1,562,361	547,598
Unamortized debt issuance costs - Long-term notes (note 9)	35,114	6,999
Trade payables	477,295	227,332
Dividends payable	18,381	—
Share-based compensation liability	35,732	54,072
Other long-term liabilities	19,147	—
Cash	(55,815)	(5,464)
Trade receivables	(339,405)	(222,108)
Prepaids and other assets	(83,259)	(6,377)
Net Debt	$2,534,287	$987,446

Adjusted Funds Flow
Adjusted funds flow is reconciled to amounts disclosed in the primary financial statements in the following table.

	Years Ended December 31
	2023	2022
Cash flows from operating activities	$1,295,731	$1,172,872
Change in non-cash working capital	220,895	(26,072)
Asset retirement obligations settled	26,416	18,351
Transaction costs	49,045	—
Cash premiums on derivatives	2,263	—
Adjusted Funds Flow	$1,594,350	$1,165,151